Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Johnson Equity Income Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	11.77%	11.79%	13.42%	(9.74%)	25.96%	12.24%	34.07%	(2.68%)	25.03%	12.16%
Johnson Opportunity Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	4.15%	10.03%	17.12%	(12.46%)	30.59%	7.84%	28.63%	(14.16%)	16.91%	17.90%
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund
Prospectus [Line Items]
Annual Return [Percent]	18.42%	22.37%	24.91%	(23.56%)	26.51%	19.38%	33.80%	(6.06%)	21.39%	12.89%
Johnson Institutional Core Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	7.86%	1.21%	5.43%	(13.70%)	(2.04%)	9.71%	8.94%	0.13%	3.72%	3.67%
Johnson Institutional Intermediate Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	7.39%	2.93%	5.38%	(9.18%)	(1.66%)	7.20%	7.53%	0.42%	2.99%	3.37%
Johnson Institutional Short Duration Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	5.91%	4.30%	4.78%	(4.29%)	(0.91%)	3.91%	4.65%	1.16%	1.54%	1.68%
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	8.07%	1.13%	5.81%	(13.71%)
Johnson Municipal Income Fund | Johnson Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	3.71%	0.69%	5.76%	(8.10%)	0.30%	5.12%	5.66%	0.90%	3.25%	0.05%